INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - MTS Belarus (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Non-current assets	₽ 629,322	₽ 647,059
Current assets	194,588	268,934
Liabilities
Non-current liabilities	(439,059)	(542,957)
Current liabilities	(348,457)	(295,471)
Statement of profit or loss
Revenue	476,106	451,466	₽ 417,918
Profit for the year	55,099	7,832	56,590
Total comprehensive income for the year	63,530	15,631	53,766
MTS Belarus
Assets
Non-current assets	19,496	17,659
Current assets	11,536	11,652
Liabilities
Non-current liabilities	(9,849)	(7,089)
Current liabilities	(11,995)	(13,955)
Total identifiable net assets attributable to the Group	₽ 9,188	₽ 8,267
Percentage of ownership in the associate	49.00%	49.00%
The Group's share of identifiable net assets	₽ 4,502	₽ 4,051
Carrying amount of the Group's interest	4,502	4,051
Statement of profit or loss
Revenue	32,593	27,695	23,037
Profit for the year	9,354	7,752	6,552
The Group's share of the loss (profit) of the associate for the year	4,583	3,799	3,210
Other comprehensive (loss)/income for the year (currency translation adjustment)	(842)	648	(525)
Total comprehensive income for the year	8,512	8,400	6,027
The Group's share of total comprehensive income of the associate for the year	4,171	4,116	2,953
Dividends received	₽ 3,587	₽ 3,691	₽ 3,590